Stock and Other Compensation Plans, Compensation Expenses and Fair Value of Share-Based Awards (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash-Settled Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
To be recognized in future periods		$ 1,731,460
Weighted average recognition period for unrecognized compensation cost		2 years 3 months 18 days
Accrued Dividends Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested during the period		$ 200,000	$ 500,000	$ 2,400,000
Partnership Long-term Incentive Plan [Member] | Equity-Settled Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized		9,500,000	8,800,000	5,500,000
Partnership Long-term Incentive Plan [Member] | Equity-Settled Phantom units - Regular Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized		200,000	0	0
Partnership Long-term Incentive Plan [Member] | Equity-Settled Phantom units - Replacement Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized		6,400,000	0	0
Partnership Long-term Incentive Plan [Member] | Director Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized		500,000	400,000	500,000
2010 TRC Stock Incentive Plan [Member] | Equity-Settled Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested during the period		3,800,000
2010 TRC Stock Incentive Plan [Member] | Equity Settled (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
To be recognized in future periods		$ 13,100,000
Weighted average recognition period for unrecognized compensation cost		2 years 3 months 18 days
2010 TRC Stock Incentive Plan [Member] | Equity Settled Replacement (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
To be recognized in future periods		$ 1,500,000
Weighted average recognition period for unrecognized compensation cost		1 year 4 months 24 days
2010 TRC Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
To be recognized in future periods		$ 0
Weighted average recognition period for unrecognized compensation cost		1 month 6 days
Fair value of units vested during the period	[1]	$ 7,300,000	7,100,000	42,200,000
Recognized tax benefits		1,100,000	1,000,000	1,600,000
2010 TRC Stock Incentive Plan [Member] | Director Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized		600,000	500,000	500,000
Fair value of units vested during the period		500,000	500,000	500,000
TRC Long-term Incentive Plan [Member] | Cash-Settled Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested during the period		7,800,000	14,700,000	25,200,000
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Equity-Settled Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
To be recognized in future periods		$ 13,300,000
Weighted average recognition period for unrecognized compensation cost		1 year 10 months 24 days
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Equity-Settled Phantom units - Regular Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
To be recognized in future periods		$ 800,000
Weighted average recognition period for unrecognized compensation cost		3 years 3 months 18 days
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Equity-Settled Phantom units - Replacement Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
To be recognized in future periods		$ 5,800,000
Weighted average recognition period for unrecognized compensation cost		1 year 3 months 18 days
Fair value of units vested during the period		$ 8,800,000	0	0
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Cash-Settled Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested during the period		7,900,000	10,000,000	0
Targa Resources Partners LP [Member] | Partnership Long-term Incentive Plan [Member] | Director Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested during the period		500,000	400,000	700,000
Targa Resources Partners LP [Member] | 2010 TRC Stock Incentive Plan [Member] | Equity Settled (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized		5,400,000	2,500,000	400,000
Targa Resources Partners LP [Member] | 2010 TRC Stock Incentive Plan [Member] | Equity Settled Replacement (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized		1,300,000	0	0
Targa Resources Partners LP [Member] | 2010 TRC Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized		1,100,000	2,200,000	6,300,000
Targa Resources Partners LP [Member] | TRC Long-term Incentive Plan [Member] | Cash-Settled Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized		(2,200,000)	11,000,000	21,900,000
Targa Resources Partners LP [Member] | Accrued DERs Settled [Member] | Equity-Settled Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested during the period		1,700,000	1,600,000	0
Targa Resources Partners LP [Member] | Accrued DERs Settled [Member] | Equity-Settled Phantom units - Replacement Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of units vested during the period		$ 1,100,000	$ 0	$ 0

[1]	We recognized $1.1 million, $1.0 million and $1.6 million in tax benefits associated with the vesting of the restricted stock in 2015, 2014 and 2013.